Other Receivables and Prepayments (Details) - Schedule of Other Receivables and Prepayments - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Other Receivables and Prepayments [Abstract]
Prepaid research and development expenses	$ 181,276	$ 185,633
Prepaid insurance	145,662	33,815
Prepaid service fee	71,777	46,303
Rental deposits	11,967	102,109
Prepaid rental expenses	2,625	15,683
Receivables for reimbursement of reverse takeover related expenses	280,000
Other receivables	17,417	22,275
Others	14,892	16,253
Total	$ 725,616	$ 422,071